Investments Accounted for Using the Equity Method - Summary of Financial Information for Equity Accounted Investees (Detail) - Fintur [member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Disclosure of associates [line items]
Ownership	41.45%
Current assets	$ 770,402
Non-current assets	923,237
Total assets	1,693,639
Current liabilities	316,504
Non-current liabilities	482,668
Non-controlling interest	189,441
Equity attributable to parent	705,026
Total liabilities and equity	1,693,639
Revenue	1,325,535
Profit for the year	327,194
Other comprehensive loss for the year	(592,741)
Total comprehensive loss for the year	$ (265,547)